Shareholder Report, Average Annual Return (Details)	2 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Thornburg Core Plus Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		2.26%
Thornburg International Equity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		22.38%
Thornburg International Growth ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		8.21%
Thornburg Multi Sector Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		2.73%
Thornburg Premium Income Builder ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	5.32%
Bloomberg U.S. Aggregate Total Return Index Value USD
Average Annual Return [Line Items]
Average Annual Return, Percent		1.89%
MSCI EAFE Net Total Return USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.62%
MSCI EAFE Growth Net Total Return USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.89%
Bloomberg U.S. Universal Total Return Index Value Unhedged
Average Annual Return [Line Items]
Average Annual Return, Percent		2.23%
MSCI World Net Total Return USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.21%